Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of detailed information about borrowings [line items]
Non-current		$ 1,113,655	$ 965,672	$ 960,316
Current		372,790	141,569	127,250
Total Borrowings		1,486,445	1,107,241	1,087,566	$ 765,184
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Non-current	[1]	453,428	551,431	487,021
Current	[1]	311,902	52,671	53,129
Total Borrowings		765,330	604,102	540,150
Notes
Disclosure of detailed information about borrowings [line items]
Non-current	[2]	658,109	411,200	470,295
Current	[2]	24,306	64,439	70,471
Loans with related parties
Disclosure of detailed information about borrowings [line items]
Current		34,651	22,220	618
Bank overdrafts
Disclosure of detailed information about borrowings [line items]
Current		0	0	4
Others
Disclosure of detailed information about borrowings [line items]
Non-current		2,118	3,041	3,000
Current		$ 1,931	$ 2,239	$ 3,028

[1]	As of December 31, 2017 significant bank and financial borrowings include the following:
[2]	Notes include the following: